Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Non current Liabilities [Abstract]
Onerous contracts - non-current liabilities	€ 124	€ 0
Other non-current liabilities	134	164
Total Other non-current liabilities	€ 258	€ 164